UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 138.2%
Alabama - 6.1%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,400,000	$1,662,892
Convertible CAB, Subordinated Lien	0.000%	10/1/50	11,580,000	9,126,198	(a)
Subordinated Lien Warrants	6.000%	10/1/42	9,230,000	11,188,883
Subordinated Lien Warrants	6.500%	10/1/53	6,900,000	8,656,464
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,000,000	8,172,120

Total Alabama				38,806,557

Arizona - 4.6%
Navajo Nation, AZ, Revenue	5.500%	12/1/30	950,000	1,092,319	(b)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	5,623,350
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	2,516,440
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	10,000,000	12,629,100
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	5,500,000	7,096,595

Total Arizona				28,957,804

California - 21.4%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,376,880
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.660%	4/1/24	5,500,000	5,586,625	(a)(c)
San Francisco Bay Area	5.125%	4/1/39	21,700,000	24,152,534	(d)
California Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	2,316,640
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	2,110,000	2,143,127	(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	12,500,000	14,095,625	(b)(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	5,000,000	5,145,200	(b)
California State, GO	1.047%	12/1/17	4,000,000	4,002,280	(a)(c)
California State, GO	5.000%	9/1/35	5,000,000	6,236,650	(f)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	6,114,794	(d)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	2,024,455
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	3,274,370	(d)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,405,000	2,795,332
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,581,640
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,189,530
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,692,880	(d)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	3,430,000	5,152,580
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	8,000,000	11,835,280
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	6,500,000	7,251,920
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,000,000	2,227,840
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	900,000	1,096,119

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	$200,000	$236,926
Senior Lien	5.750%	6/1/48	600,000	708,750
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,770,127
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,618,150
University of California, CA, Revenue	4.000%	5/15/46	2,000,000	2,262,260

Total California				135,888,514

Colorado - 10.3%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,011,120
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,673,260
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	14,470,932	(e)(g)
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	13,630,000	13,683,975	(e)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	26,680,500

Total Colorado				65,519,787

District of Columbia - 2.3%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	13,570,000	14,740,820	(d)

Florida - 10.2%
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	560,000	595,179	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	750,000	789,060	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,410,000	2,917,932
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/30	6,000,000	6,843,360	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	11,192,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	12,341,152
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	9,000,000	10,093,590
Orange County, FL, Health Facilities Authority Revenue:
Balance Hospital-Orlando Regional Healthcare, AGM	5.000%	11/1/35	2,670,000	2,870,143
Hospital-Orlando Regional Healthcare, AGM	5.000%	11/1/35	1,875,000	2,046,956	(d)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	840,000	893,433	(b)(e)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	9,086,560	(d)
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,264,900

Total Florida				64,934,465

Georgia - 4.2%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	15,210,130	(d)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	7,062,872
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,647,440

Total Georgia				26,920,442

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.2%
Hawaii State Airports System Revenue	5.000%	7/1/39	$7,000,000	$7,839,580

Illinois - 9.5%
Chicago, IL, GO	5.500%	1/1/32	3,300,000	3,505,491
Chicago, IL, GO	5.500%	1/1/34	10,000	10,552
Chicago, IL, GO	5.500%	1/1/37	220,000	231,059
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,000,000	1,182,580	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	7,000,000	8,124,340	(e)
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	6,415,000	7,459,169
Chicago, IL, O’Hare International Airport Revenue	5.750%	1/1/39	6,000,000	7,013,160
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/44	1,000,000	1,127,010
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,734,415	(d)
Depaul University	6.125%	10/1/40	5,000,000	6,015,100	(d)
Memorial Health System	5.500%	4/1/39	7,000,000	7,742,350
Illinois State Toll Highway Authority Revenue, Senior	5.000%	1/1/41	1,400,000	1,694,882
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	12,000,000	12,805,920
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	3,100,000	606,143

Total Illinois				60,252,171

Indiana - 4.0%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,701,500
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	1,750,000	1,889,720	(e)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,748,650	(e)
Indianapolis, IN, Thermal Energy System Revenue, AGC	5.000%	10/1/25	5,000,000	5,398,950
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,660,450	(d)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,263,310	(e)

Total Indiana				25,662,580

Kentucky - 1.1%
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	7,000,000	7,025,270

Louisiana - 0.9%
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	5,588,150	(a)(c)

Massachusetts - 6.4%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	3,368,610
Broad Institute Inc.	5.250%	4/1/37	8,000,000	9,312,320
Milford Regional Medical Center	5.750%	7/15/43	500,000	582,955
Partners Healthcare System	5.000%	7/1/47	5,750,000	6,989,010
Massachusetts State HEFA Revenue, Suffolk University	5.750%	7/1/39	8,000,000	8,970,400	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	$4,575,000	$4,987,391
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,587,970
Massachusetts State Water Resources Authority Revenue, Green Bond	5.000%	8/1/40	2,480,000	3,102,331

Total Massachusetts				40,900,987

Michigan - 3.6%
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	8,032,920
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	778,837
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	2,120,000	2,307,429	(b)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	625,000	737,656
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	250,000	293,990
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	300,000	350,739
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,270,000	1,483,385
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,320,000	1,471,140
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,500,000	2,896,550
William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,595,480	(d)

Total Michigan				22,948,126

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	1,530,000	1,815,835

Missouri - 2.7%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	900,000	935,334	(b)
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,096,300
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	6,000,000	6,719,700
Lutheran Senior Services	5.000%	2/1/44	2,710,000	3,073,113
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	5,000,000	5,248,200

Total Missouri				17,072,647

Nebraska - 0.5%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/25	3,000,000	3,042,810	(d)

Nevada - 2.2%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/33	11,565,000	12,527,439	(d)
Washoe Medical Center, AGM	5.500%	6/1/33	1,185,000	1,271,197

Total Nevada				13,798,636

New Jersey - 9.8%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	750,000	876,210
New Jersey State EDA Revenue	5.000%	6/15/26	2,500,000	2,809,725

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	$1,440,000	$1,528,330	(e)
Continental Airlines Inc. Project	5.125%	9/15/23	2,000,000	2,238,420	(e)
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,368,880	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,940,025	(e)
School Facilities Construction, SIFMA	2.160%	3/1/28	15,000,000	13,839,150	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	13,765,136
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	6,800,000	7,207,592	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	705,000	729,189
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	18,250,000	10,597,957
New Jersey State Turnpike Authority Revenue	1.240%	1/1/18	2,500,000	2,507,275	(a)(c)

Total New Jersey				62,407,889

New Mexico - 0.9%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,503,750	(d)

New York - 12.8%
Liberty, NY, Development Corp. Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	4,000,000	5,483,400
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	2,061,655
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	27,944,444	(d)
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,800,850
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	5,000,000	5,952,800	(h)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,374,920
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,750,000	2,035,582	(b)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,952,700
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,126,680
New York State Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	8,000,000	9,261,440	(e)
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	2,750,000	3,165,855
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	6,400,000	7,901,376

Total New York				81,061,702

Ohio - 1.9%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	9,350,560
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	3,004,290

Total Ohio				12,354,850

Oklahoma - 0.1%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	575,000	612,329

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.1%
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	$510,000	$511,545

Pennsylvania - 3.3%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/30	2,375,000	2,820,360
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	550,000	602,058
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	7,255,000	7,323,995
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	6,000,000	6,980,880
Philadelphia, PA, School District, GO	5.000%	9/1/33	1,755,000	1,936,537
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,185,900

Total Pennsylvania				20,849,730

Rhode Island - 0.9%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,839,900	(d)

South Carolina - 0.4%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,838,725

Tennessee - 0.0%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	140,000	140,881

Texas - 14.8%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,572,831
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/45	8,500,000	9,730,205
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	4,000,000	3,630,760	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.510%	6/1/23	4,500,000	4,512,600	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,302,760	(g)
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	5,500,000	6,242,280	(e)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	1,000,000	1,200,510
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,500,000	16,486,355
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	335,000	358,004	(b)(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	750,000	854,700
North Texas Tollway Authority Revenue	5.750%	1/1/33	5,000,000	5,332,350	(d)
North Texas Tollway Authority Revenue	5.000%	1/1/39	825,000	995,486
North Texas Tollway Authority Revenue	5.000%	1/1/40	2,000,000	2,335,060
North Texas Tollway Authority Revenue	5.000%	1/1/45	2,105,000	2,487,605
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	13,155,000	14,029,413	(d)
System-First Tier	5.750%	1/1/40	1,845,000	1,962,324

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	$795,000	$822,968
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	10,033,254
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	8,376,620
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,869,760	(e)

Total Texas				94,135,845

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	1,990,000	2,087,868
Matching Fund Loan	6.000%	10/1/39	1,475,000	1,510,179

Total U.S. Virgin Islands				3,598,047

Virginia - 0.9%
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	3,000,000	3,495,360	(e)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,341,900	(e)

Total Virginia				5,837,260

Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	376,190	(b)
Heron’s Key	6.750%	7/1/35	370,000	399,260	(b)

Total Washington				775,450

Wisconsin - 0.1%
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/46	500,000	505,360

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $765,905,807)				878,688,444

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
New York - 0.1%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.680%	8/1/23	200,000	200,000	(i)(j)
New York State Housing Finance Agency Revenue, Worth Street, LIQ-FNMA, LOC-FNMA	0.680%	5/15/33	100,000	100,000	(e)(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $300,000)				300,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $17,138)	0.260%		17,138	17,138

TOTAL SHORT-TERM INVESTMENTS (Cost - $317,138)				317,138

TOTAL INVESTMENTS - 138.3% (Cost - $766,222,945#)				879,005,582
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (5.0)%				(32,075,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (34.2)%				(217,575,000)
Other Assets in Excess of Liabilities - 0.9%				6,373,198

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$635,728,780

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is purchased on a when-issued basis.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$878,688,444	—	$878,688,444
Short-Term Investments†:
Municipal Bonds	—	300,000	—	300,000
Money Market Funds	$17,138	—	—	17,138

Total Short-Term Investments	17,138	300,000	—	317,138

Total Investments	$17,138	$878,988,444	—	$879,005,582

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$51,872	—	—	$51,872

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$114,955,700
Gross unrealized depreciation	(2,173,063)

Net unrealized appreciation	$112,782,637

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	92	12/16	$15,622,628	$15,674,500	$(51,872)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016